SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 17 – SUBSEQUENT EVENTS

On April 9, 2024 the court dismissed both Carebourn and Moore’s appeal that concluded the original judgment case in which DarkPulse won its counterclaims. The Company is now actively enforcing the judgments.

On May 2, 2024, we entered into a Stock Purchase Agreement with an investor for the purchase of 104,166,667 shares of Common Stock for a total consideration of $50,000.

On May 20, 2024 the Company entered into a Stock Purchase Agreements with investors for the purchase of 288,888,889 shares of Common Stock for a total consideration of $130,000.

On May 23, 2024 the Company entered into a Stock Purchase Agreement with an investor for the purchase of 22,222,222 shares of Common Stock for a total consideration of $10,000.

On June 9, 2024 the Company entered into a Stock Purchase Agreement with an investor for the purchase of 48,888,888 shares of Common Stock for a total consideration of $22,000.

On June 18, 2024 the Company entered into a Stock Purchase Agreement with an investor for the purchase of 22,222,222 shares of Common Stock for a total consideration of $10,000.

On July 1, 2024 the Company entered into a Stock Purchase Agreement with an investor for the purchase of 111,111,111 shares of Common Stock for a total consideration of $50,000.

On July 9, 2024 the Company entered into a Stock Purchase Agreement with an investor for the purchase of 111,111,111 shares of Common Stock for a total consideration of $50,000.

On July 12, 2024 the Company entered into a Stock Purchase Agreement with an investor for the purchase of 33,333,333 shares of Common Stock for a total consideration of $15,000.

On July 15, 2024 the Company entered into a Stock Purchase Agreement with an investor for the purchase of 88,888,888 shares of Common Stock for a total consideration of $40,000.

On July 18, 2024 the Company entered into a Stock Purchase Agreement with an investor for the purchase of 22,222,222 shares of Common Stock for a total consideration of $10,000.